Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events

Note 22 – Subsequent events

On March 14, 2022, the Company entered into a Share Purchase Agreement with Yinhua which develops and operates a comprehensive auto related service platform to serve auto insurance companies, and each of the shareholders of the Yinhua.

Under terms of the share purchase agreement, we shall pay $18,302,500 in exchange for 100% equity of Yinhua. Of the total consideration to be paid, $15,304,000 shall be paid in form of 3,826,000 newly issued ordinary shares of the Company, representing $4.00 per ordinary share of the Company, and $1,000,000 upon closing. In addition, a cash earnout of $1,998,500 shall be paid if Yinhua achieves a net income target threshold of $1.3 million during the calendar year of 2022.

Founded in 2018, Yinhua provides diversified, differentiated and customized value-added auto related services to auto insurance companies, where the services include road security services, car maintenance services, car inspection services and other services. Yinhua develops and operates a comprehensive auto related service platform for auto insurance companies combining intelligent human-vehicle interaction functions with car owner programs. We expect this acquisition to be immediately accretive to our revenue, gross margin and net income.

On March 18, 2022, the parties completed the transaction. Upon the closing of the transaction, the Company acquired 100% shares outstanding of the Yinhua, and the Company issued 3,826,000 ordinary shares and paid $1,000,000 to the sellers.

As required by ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest, management conducted a review to reassess whether they identified all the assets acquired and all the liabilities assumed, and followed ASC 805-20’s measurement procedures for recognition of the fair value of net assets acquired.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$4,519,839
Prepayments	8,050,558
Equipment, net	3,504
Deferred tax assets	16,415
Short-term bank borrowings	(193,339)
Others payable and accrued liabilities	(7,685,086)
Tax payable	(1,126,777)
Total identifiable net assets	3,585,114
Goodwill	13,590,609
Total purchase price for acquisition net of $1,126,777 of cash	$17,175,723

The Company has 22,960,277 ordinary shares outstanding as of the date of this annual report.

The following table summarizes the revenue and net income generated by Yinhua for the year ended December 31, 2021:

Revenue	$55,113,119
Net income	$1,587,815